1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Cash and cash equivalents	$ 202,380	$ 1,034,587	$ 145,923
Pre-tax non-cash provision for slow-moving and obsolete inventories	0	19,337
Depreciation expense	19,168	20,970
Outstanding stock options and warrants that were excluded from the computation as their effect was antidilutive	3,393,000	3,434,000
Stock-based compensation costs	141,033	108,422
Amortization expense related to patents	852	0
Research and development expense reimbursements	45,997	87,496
Comprehensive income	$ (1,160,638)	$ (1,787,680)
Accounts Receivable [Member] | Customer A
Concentration risk - receivables	30.00%	26.00%
Accounts Receivable [Member] | Customer B
Concentration risk - receivables	17.00%	24.00%
Accounts Receivable [Member] | Customer C
Concentration risk - receivables	11.00%	12.00%